Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Operating revenues	₩ 26,234,206	₩ 25,205,659	₩ 24,440,647
Operating income (loss)	1,968,157	1,699,397	1,022,333
Depreciation and Amortization	3,655,879	3,607,638	3,634,284
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	31,456,833	29,737,242	28,612,918
Operating income (loss)	2,073,417	1,755,230	1,175,170
Depreciation and Amortization	3,852,350	3,712,507	3,718,122
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,697,269	18,734,342	18,275,765
Operating income (loss)	1,347,405	1,170,920	809,741
Depreciation and Amortization	3,105,807	3,217,643	3,233,878
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,615,307	3,526,743	3,344,286
Operating income (loss)	119,805	104,511	101,825
Depreciation and Amortization	47,638	46,223	41,693
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	709,160	665,081	668,320
Operating income (loss)	19,797	61,398	64,627
Depreciation and Amortization	58,413	60,980	58,181
Operating segments [member] | Real estate [Member]
Disclosure of operating segments [Line Items]
Operating revenues	474,954	336,218	543,587
Operating income (loss)	113,134	27,498	76,431
Depreciation and Amortization	65,457	60,459	56,205
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	7,960,143	6,474,858	5,780,960
Operating income (loss)	473,276	390,903	122,546
Depreciation and Amortization	575,035	327,202	328,165
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(5,222,627)	(4,531,583)	(4,172,271)
Operating income (loss)	(105,260)	(55,833)	(152,837)
Depreciation and Amortization	₩ (196,471)	₩ (104,869)	₩ (83,838)